Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
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Calculation of Earnings (Loss) Per Share

(€‘000)	As of December 31,
	2017	2016	2015
Loss of the year attributable to Equity Holders	(56,395)	(23,606)	(29,114)
Weighted average number of shares outstanding	9,627,601	9,313,603	8,481,583

Earnings per share (non-fully diluted)	(5.86)	(2.53)	(3.43)

Outstanding warrants	674,962	571,444	319,330